Inventories - Disclosure of inventories (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Inventories [Abstract]
Finished goods	$ 55,754	$ 62,730
Work-in-progress	417,890	116,435
Raw materials	59,519	363,223
Total	$ 533,163	$ 542,388